Deconsolidation of Water Io LTD (Tables)	6 Months Ended
Jun. 30, 2026
Deconsolidation Of Water Io Ltd Abstract
Schedule of Effect of Deconsolidation

The effect of the deconsolidation of Water IO on the condensed consolidated statements of cash flows for the six months ended June 30, 2026 is as follows:

Six months ended June 30, 2026
U.S. Dollars (in thousands)
Subsidiaries deconsolidation:
Working capital (excluding cash and cash equivalents)	(992)
Investment in investee	(452)
Other current assets	617
Investment under the fair value option	1,127
Tangible assets	1
Loan from the Company	1,327
Non-controlling interest	116
Net cash used in the deconsolidation of subsidiary	1,744

Schedule of Composition of Investment

The composition of the Company’s investment in Water IO as of June 30, 2026 is as follows:

June 30, 2026
U.S. Dollars (in thousands)
Investment under the fair value option	1,127
Loan granted	1,327
Total investment in Water IO	2,454